FINANCIAL STATEMENTS

Variflex Separate Account

Year Ended December 31, 2022

With Report of Independent Registered Public Accounting Firm

Variflex Separate Account

Financial Statements

Year Ended December 31, 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Security Benefit Life Insurance Company and Contract Owners of Variflex Separate Account

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Variflex Separate Account (the Separate Account), as of December 31, 2022 and the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1984.

Kansas City, Missouri

April 26, 2023

Appendix

Subaccounts listed that comprising Variflex Separate Account

Subaccounts	Statements of operations and changes in net assets

American Century VP Ultra®	For each of the two years in the period ended December 31, 2022

American Century VP Value	For each of the two years in the period ended December 31, 2022

BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2022

ClearBridge Variable Aggressive Growth	For each of the two years in the period ended December 31, 2022

ClearBridge Variable Small Cap Growth	For each of the two years in the period ended December 31, 2022

Guggenheim VIF All Cap Value	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Alpha Opportunity	For each of the two years in the period ended December 31, 2022

Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Large Cap Value	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Long Short Equity	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Managed Asset Allocation	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Small Cap Value	For each of the two years in the period ended December 31, 2022

Guggenheim VIF SMid Cap Value	For each of the two years in the period ended December 31, 2022

Guggenheim VIF StylePlus Large Core	For each of the two years in the period ended December 31, 2022

Guggenheim VIF StylePlus Large Growth	For each of the two years in the period ended December 31, 2022

Guggenheim VIF StylePlus Mid Growth	For each of the two years in the period ended December 31, 2022

Guggenheim VIF StylePlus Small Growth	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2022

Guggenheim VIF World Equity Income	For each of the two years in the period ended December 31, 2022

Invesco V.I. American Value	For the period from April 30, 2022 (commencement of operations) through December 31, 2022

Subaccounts	Statements of operations and changes in net assets

Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2022

Invesco V.I. Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2022

Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2022

Invesco V.I. EVQ International Equity Fund	For each of the two years in the period ended December 31, 2022

Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2022

Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2022

Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2022

Invesco V.I. Health Care	For each of the two years in the period ended December 31, 2022

Invesco V.I. Main Street Mid Cap Fund®	For each of the two years in the period ended December 31, 2022

Invesco V.I. Main Street Small Cap Fund®	For each of the two years in the period ended December 31, 2022

MFS® VIT II Research International	For each of the two years in the period ended December 31, 2022

MFS® VIT Total Return	For each of the two years in the period ended December 31, 2022

MFS® VIT Utilities	For each of the two years in the period ended December 31, 2022

Neuberger Berman AMT Sustainable Equity	For each of the two years in the period ended December 31, 2022

PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2022

PIMCO VIT CommodityRealReturn Strategy	For each of the two years in the period ended December 31, 2022

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2022

PIMCO VIT Low Duration	For each of the two years in the period ended December 31, 2022

PIMCO VIT Real Return	For each of the two years in the period ended December 31, 2022

Royce Micro-Cap	For each of the two years in the period ended December 31, 2022

Variflex Separate Account

Statements of Net Assets

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Net Assets	Units Outstanding	Range of Unit Values
American Century VP Ultra®	2,600,886	$52,488,550	$48,584,543	$48,584,543	1,262,596	$38.48	$38.48
American Century VP Value	4,703,627	48,724,333	58,607,187	58,607,187	1,846,590	31.74	31.74
BNY Mellon IP Technology Growth	496,968	11,610,062	7,866,997	7,866,997	222,315	35.40	35.40
ClearBridge Variable Aggressive Growth	432,419	10,321,292	6,412,769	6,412,769	263,620	24.35	24.35
ClearBridge Variable Small Cap Growth	250,047	7,239,118	6,308,692	6,308,692	165,082	38.22	38.22
Guggenheim VIF All Cap Value	1,824,697	45,882,677	61,072,603	61,072,603	814,680	75.01	79.23
Guggenheim VIF Alpha Opportunity	89,967	1,407,295	1,373,803	1,373,803	64,978	21.23	21.23
Guggenheim VIF High Yield	394,613	10,823,404	9,162,906	9,162,906	261,225	35.13	35.13
Guggenheim VIF Large Cap Value	4,032,375	125,930,906	166,295,141	166,295,141	929,737	60.30	178.89
Guggenheim VIF Long Short Equity	110,031	1,545,590	1,660,369	1,660,369	109,177	15.19	15.19
Guggenheim VIF Managed Asset Allocation	760,176	18,058,969	19,749,361	19,749,361	491,474	40.19	42.45
Guggenheim VIF Small Cap Value	671,887	21,738,060	28,407,399	28,407,399	415,104	68.42	71.63
Guggenheim VIF SMid Cap Value	1,402,282	73,211,853	100,487,547	100,487,547	668,436	150.41	158.42
Guggenheim VIF StylePlus Large Core	4,924,265	167,127,143	160,580,290	160,580,290	1,011,032	58.76	158.83
Guggenheim VIF StylePlus Large Growth	1,693,441	29,011,210	23,301,753	23,301,753	848,134	27.53	28.88
Guggenheim VIF StylePlus Mid Growth	3,232,310	139,151,609	119,013,644	119,013,644	1,016,557	95.26	117.06
Guggenheim VIF StylePlus Small Growth	759,607	19,264,744	17,000,006	17,000,006	437,934	38.82	40.85
Guggenheim VIF Total Return Bond	1,613,050	25,423,322	22,534,302	22,534,302	561,826	22.18	40.13
Guggenheim VIF World Equity Income	7,024,846	67,771,900	86,897,346	86,897,346	1,380,024	60.78	62.93
Invesco V.I. American Value	165,801	2,987,821	2,566,603	2,566,603	254,392	10.09	10.09
Invesco V.I. Comstock	442,650	8,088,933	8,963,658	8,963,658	309,318	28.99	28.99
Invesco V.I. Discovery Mid Cap Growth	91,047	6,070,349	4,357,512	4,357,512	165,209	26.38	26.38
Invesco V.I. Equity and Income	888,531	14,880,703	14,243,157	14,243,157	578,357	24.63	24.63
Invesco V.I. EVQ International Equity Fund (a)	393,622	12,872,755	11,186,729	11,186,729	602,333	18.57	18.57
Invesco V.I. Global Real Estate	326,424	5,230,559	4,256,565	4,256,565	207,444	20.52	20.52
Invesco V.I. Government Money Market	9,269,662	9,269,662	9,269,662	9,269,662	958,762	9.67	9.80
Invesco V.I. Government Securities	245,162	2,825,772	2,446,714	2,446,714	223,927	10.94	10.94
Invesco V.I. Health Care	281,577	7,879,428	7,081,673	7,081,673	215,176	32.92	32.92
Invesco V.I. Main Street Mid Cap Fund®	442,489	4,820,168	3,641,687	3,641,687	141,298	25.81	25.81
Invesco V.I. Main Street Small Cap Fund®	280,754	6,716,689	6,333,808	6,333,808	174,784	36.23	36.23
MFS® VIT II Research International	1,655,017	26,179,021	24,593,553	24,593,553	1,533,791	16.04	16.04
MFS® VIT Total Return	455,900	10,355,852	10,006,999	10,006,999	469,490	21.33	21.33
MFS® VIT Utilities	290,799	8,938,981	10,343,727	10,343,727	288,713	35.82	35.82
Neuberger Berman AMT Sustainable Equity	1,399,541	26,670,105	37,661,644	37,661,644	893,294	42.19	43.64
PIMCO VIT All Asset	356,644	3,742,079	3,074,271	3,074,271	158,200	19.46	19.46
PIMCO VIT CommodityRealReturn Strategy	397,432	3,262,016	2,738,306	2,738,306	329,561	8.31	8.31
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	307,948	3,298,870	2,928,581	2,928,581	185,302	15.81	15.81
PIMCO VIT Low Duration	408,125	4,162,683	3,869,021	3,869,021	322,344	12.05	12.05
PIMCO VIT Real Return	926,695	12,047,786	10,656,995	10,656,995	698,283	15.27	15.27
Royce Micro-Cap	277,511	2,964,241	2,142,386	2,142,386	104,330	20.56	20.56

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets

Years Ended December 31, 2022 and 2021, Except as Noted

	American Century VP Ultra®	American Century VP Value	BNY Mellon IP Technology Growth
Net assets as of December 31, 2020	$51,089,255	$63,097,202	$15,342,213

Investment income (loss):
Dividend distributions	—	1,087,838	—
Investment Expenses:
Mortality and expense risk and administrative charges	(668,281)	(849,940)	(187,572)

Net investment income (loss)	(668,281)	237,898	(187,572)

Increase (decrease) in net assets from operations:
Capital gain distributions	3,734,067	—	2,162,948
Realized capital gain (loss) on investments	2,876,468	5,651,303	1,316,505
Change in unrealized appreciation (depreciation)	4,785,764	7,999,876	(1,591,912)

Net gain (loss) on investments	11,396,299	13,651,179	1,887,541

Net increase (decrease) in net assets from operations	10,728,018	13,889,077	1,699,969

Contract owner transactions:
Variable annuity deposits	1,848,333	2,633,533	441,141
Terminations, withdrawals and annuity payments	(4,396,060)	(4,271,821)	(1,321,606)
Transfers between subaccounts, net	62,249	(16,021,722)	(781,448)
Maintenance charges and mortality adjustments	(11,163)	(6,095)	(7,849)

Increase (decrease) in net assets from contract transactions	(2,496,641)	(17,666,105)	(1,669,762)

Total increase (decrease) in net assets	8,231,377	(3,777,028)	30,207

Net assets as of December 31, 2021	$59,320,632	$59,320,174	$15,372,420

Investment income (loss):
Dividend distributions	—	1,137,255	—
Investment Expenses:
Mortality and expense risk and administrative charges	(671,183)	(705,486)	(122,081)

Net investment income (loss)	(671,183)	431,769	(122,081)

Increase (decrease) in net assets from operations:
Capital gain distributions	6,199,483	4,582,552	1,099,695
Realized capital gain (loss) on investments	422,647	975,432	(198,093)
Change in unrealized appreciation (depreciation)	(28,263,548)	(6,494,739)	(7,991,356)

Net gain (loss) on investments	(21,641,418)	(936,755)	(7,089,754)

Net increase (decrease) in net assets from operations	(22,312,601)	(504,986)	(7,211,835)

Contract owner transactions:
Variable annuity deposits	2,308,307	2,061,914	448,964
Terminations, withdrawals and annuity payments	(2,483,319)	(3,239,942)	(630,202)
Transfers between subaccounts, net	11,757,134	984,984	(114,452)
Maintenance charges and mortality adjustments	(5,610)	(14,957)	2,102

Increase (decrease) in net assets from contract transactions	11,576,512	(208,001)	(293,588)

Total increase (decrease) in net assets	(10,736,089)	(712,987)	(7,505,423)

Net assets as of December 31, 2022	$48,584,543	$58,607,187	$7,866,997

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	ClearBridge Variable Aggressive Growth	ClearBridge Variable Small Cap Growth	Guggenheim VIF All Cap Value
Net assets as of December 31, 2020	$9,013,975	$8,396,269	$59,565,311

Investment income (loss):
Dividend distributions	16,084	—	1,172,484
Investment Expenses:
Mortality and expense risk and administrative charges	(114,463)	(115,707)	(802,260)

Net investment income (loss)	(98,379)	(115,707)	370,224

Increase (decrease) in net assets from operations:
Capital gain distributions	2,647,276	1,114,580	339,581
Realized capital gain (loss) on investments	350,446	484,752	2,931,779
Change in unrealized appreciation (depreciation)	(2,079,289)	(520,103)	11,016,493

Net gain (loss) on investments	918,433	1,079,229	14,287,853

Net increase (decrease) in net assets from operations	820,054	963,522	14,658,077

Contract owner transactions:
Variable annuity deposits	457,005	279,122	1,096,791
Terminations, withdrawals and annuity payments	(698,651)	(975,108)	(6,664,682)
Transfers between subaccounts, net	(244,096)	656,607	(1,134,223)
Maintenance charges and mortality adjustments	(2,735)	(2,232)	(10,364)

Increase (decrease) in net assets from contract transactions	(488,477)	(41,611)	(6,712,478)

Total increase (decrease) in net assets	331,577	921,911	7,945,599

Net assets as of December 31, 2021	$9,345,552	$9,318,180	$67,510,910

Investment income (loss):
Dividend distributions	—	—	717,618
Investment Expenses:
Mortality and expense risk and administrative charges	(89,045)	(82,641)	(765,291)

Net investment income (loss)	(89,045)	(82,641)	(47,673)

Increase (decrease) in net assets from operations:
Capital gain distributions	928,863	139,465	6,681,755
Realized capital gain (loss) on investments	(361,373)	(39,794)	1,947,697
Change in unrealized appreciation (depreciation)	(3,006,787)	(2,717,155)	(10,179,885)

Net gain (loss) on investments	(2,439,297)	(2,617,484)	(1,550,433)

Net increase (decrease) in net assets from operations	(2,528,342)	(2,700,125)	(1,598,106)

Contract owner transactions:
Variable annuity deposits	229,884	231,372	954,201
Terminations, withdrawals and annuity payments	(660,338)	(345,345)	(5,112,264)
Transfers between subaccounts, net	27,871	(193,603)	(676,250)
Maintenance charges and mortality adjustments	(1,858)	(1,787)	(5,888)

Increase (decrease) in net assets from contract transactions	(404,441)	(309,363)	(4,840,201)

Total increase (decrease) in net assets	(2,932,783)	(3,009,488)	(6,438,307)

Net assets as of December 31, 2022	$6,412,769	$6,308,692	$61,072,603

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim VIF Alpha Opportunity	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value
Net assets as of December 31, 2020	$1,638,039	$11,150,819	$159,638,255

Investment income (loss):
Dividend distributions	10,365	538,739	3,628,135
Investment Expenses:
Mortality and expense risk and administrative charges	(20,025)	(131,864)	(2,156,436)

Net investment income (loss)	(9,660)	406,875	1,471,699

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	9,802
Realized capital gain (loss) on investments	1,067	(103,244)	6,091,401
Change in unrealized appreciation (depreciation)	200,609	133,082	32,009,181

Net gain (loss) on investments	201,676	29,838	38,110,384

Net increase (decrease) in net assets from operations	192,016	436,713	39,582,083

Contract owner transactions:
Variable annuity deposits	6,671	199,755	2,288,880
Terminations, withdrawals and annuity payments	(97,138)	(1,321,491)	(16,349,074)
Transfers between subaccounts, net	(88,848)	(259,557)	(757,818)
Maintenance charges and mortality adjustments	(241)	(1,772)	(31,211)

Increase (decrease) in net assets from contract transactions	(179,556)	(1,383,065)	(14,849,223)

Total increase (decrease) in net assets	12,460	(946,352)	24,732,860

Net assets as of December 31, 2021	$1,650,499	$10,204,467	$184,371,115

Investment income (loss):
Dividend distributions	5,658	597,622	2,245,649
Investment Expenses:
Mortality and expense risk and administrative charges	(17,412)	(110,946)	(2,091,086)

Net investment income (loss)	(11,754)	486,676	154,563

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	15,664,042
Realized capital gain (loss) on investments	(1,382)	(308,823)	5,097,848
Change in unrealized appreciation (depreciation)	(143,659)	(1,262,596)	(25,420,067)

Net gain (loss) on investments	(145,041)	(1,571,419)	(4,658,177)

Net increase (decrease) in net assets from operations	(156,795)	(1,084,743)	(4,503,614)

Contract owner transactions:
Variable annuity deposits	16,622	158,513	1,703,118
Terminations, withdrawals and annuity payments	(102,865)	(829,842)	(13,798,348)
Transfers between subaccounts, net	(33,423)	702,869	(1,939,023)
Maintenance charges and mortality adjustments	(235)	11,642	461,893

Increase (decrease) in net assets from contract transactions	(119,901)	43,182	(13,572,360)

Total increase (decrease) in net assets	(276,696)	(1,041,561)	(18,075,974)

Net assets as of December 31, 2022	$1,373,803	$9,162,906	$166,295,141

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim VIF Long Short Equity	Guggenheim VIF Managed Asset Allocation	Guggenheim VIF Small Cap Value
Net assets as of December 31, 2020	$1,656,240	$25,305,355	$28,560,360

Investment income (loss):
Dividend distributions	12,037	184,003	251,425
Investment Expenses:
Mortality and expense risk and administrative charges	(22,026)	(314,784)	(394,559)

Net investment income (loss)	(9,989)	(130,781)	(143,134)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,758,262	—
Realized capital gain (loss) on investments	27,610	923,753	1,862,446
Change in unrealized appreciation (depreciation)	345,957	169,793	5,103,183

Net gain (loss) on investments	373,567	2,851,808	6,965,629

Net increase (decrease) in net assets from operations	363,578	2,721,027	6,822,495

Contract owner transactions:
Variable annuity deposits	72,705	487,980	577,747
Terminations, withdrawals and annuity payments	(90,597)	(1,971,514)	(3,666,137)
Transfers between subaccounts, net	(52,164)	(670,112)	(670,599)
Maintenance charges and mortality adjustments	(199)	(4,513)	(5,810)

Increase (decrease) in net assets from contract transactions	(70,255)	(2,158,159)	(3,764,799)

Total increase (decrease) in net assets	293,323	562,868	3,057,696

Net assets as of December 31, 2021	$1,949,563	$25,868,223	$31,618,056

Investment income (loss):
Dividend distributions	8,082	176,343	202,438
Investment Expenses:
Mortality and expense risk and administrative charges	(20,620)	(261,506)	(351,150)

Net investment income (loss)	(12,538)	(85,163)	(148,712)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,055,806	1,459,728
Realized capital gain (loss) on investments	10,501	443,645	849,833
Change in unrealized appreciation (depreciation)	(300,457)	(6,872,862)	(3,709,028)

Net gain (loss) on investments	(289,956)	(4,373,411)	(1,399,467)

Net increase (decrease) in net assets from operations	(302,494)	(4,458,574)	(1,548,179)

Contract owner transactions:
Variable annuity deposits	76,587	400,290	578,639
Terminations, withdrawals and annuity payments	(67,715)	(1,918,772)	(2,329,532)
Transfers between subaccounts, net	4,655	(150,581)	86,605
Maintenance charges and mortality adjustments	(227)	8,775	1,810

Increase (decrease) in net assets from contract transactions	13,300	(1,660,288)	(1,662,478)

Total increase (decrease) in net assets	(289,194)	(6,118,862)	(3,210,657)

Net assets as of December 31, 2022	$1,660,369	$19,749,361	$28,407,399

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim VIF SMid Cap Value	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Large Growth
Net assets as of December 31, 2020	$103,758,472	$187,593,745	$30,397,930

Investment income (loss):
Dividend distributions	1,894,275	1,474,067	193,922
Investment Expenses:
Mortality and expense risk and administrative charges	(1,381,611)	(2,483,355)	(401,508)

Net investment income (loss)	512,664	(1,009,288)	(207,586)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	20,539,299	6,693,624
Realized capital gain (loss) on investments	6,111,031	7,559,241	1,506,191
Change in unrealized appreciation (depreciation)	15,871,855	21,627,367	(177,895)

Net gain (loss) on investments	21,982,886	49,725,907	8,021,920

Net increase (decrease) in net assets from operations	22,495,550	48,716,619	7,814,334

Contract owner transactions:
Variable annuity deposits	1,853,487	2,673,861	667,815
Terminations, withdrawals and annuity payments	(11,381,589)	(16,024,485)	(2,743,169)
Transfers between subaccounts, net	(3,876,321)	(1,900,181)	(115,111)
Maintenance charges and mortality adjustments	(17,963)	(44,045)	(5,186)

Increase (decrease) in net assets from contract transactions	(13,422,386)	(15,294,850)	(2,195,651)

Total increase (decrease) in net assets	9,073,164	33,421,769	5,618,683

Net assets as of December 31, 2021	$112,831,636	$221,015,514	$36,016,613

Investment income (loss):
Dividend distributions	904,945	994,410	114,927
Investment Expenses:
Mortality and expense risk and administrative charges	(1,255,892)	(2,169,909)	(331,831)

Net investment income (loss)	(350,947)	(1,175,499)	(216,904)

Increase (decrease) in net assets from operations:
Capital gain distributions	11,290,509	47,123,555	6,506,894
Realized capital gain (loss) on investments	3,840,833	3,298,349	114,735
Change in unrealized appreciation (depreciation)	(18,292,964)	(95,977,851)	(17,634,624)

Net gain (loss) on investments	(3,161,622)	(45,555,947)	(11,012,995)

Net increase (decrease) in net assets from operations	(3,512,569)	(46,731,446)	(11,229,899)

Contract owner transactions:
Variable annuity deposits	1,834,955	2,348,586	930,295
Terminations, withdrawals and annuity payments	(8,319,957)	(14,699,242)	(2,320,688)
Transfers between subaccounts, net	(2,372,443)	(1,612,868)	(91,256)
Maintenance charges and mortality adjustments	25,925	259,746	(3,312)

Increase (decrease) in net assets from contract transactions	(8,831,520)	(13,703,778)	(1,484,961)

Total increase (decrease) in net assets	(12,344,089)	(60,435,224)	(12,714,860)

Net assets as of December 31, 2022	$100,487,547	$160,580,290	$23,301,753

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim VIF StylePlus Mid Growth	Guggenheim VIF StylePlus Small Growth	Guggenheim VIF Total Return Bond
Net assets as of December 31, 2020	$152,879,173	$26,192,036	$30,784,120

Investment income (loss):
Dividend distributions	818,839	106,357	508,942
Investment Expenses:
Mortality and expense risk and administrative charges	(1,930,449)	(328,803)	(364,203)

Net investment income (loss)	(1,111,610)	(222,446)	144,739

Increase (decrease) in net assets from operations:
Capital gain distributions	21,414,823	919,627	829,321
Realized capital gain (loss) on investments	6,705,531	1,219,249	550,611
Change in unrealized appreciation (depreciation)	(8,574,467)	(510,796)	(2,038,106)

Net gain (loss) on investments	19,545,887	1,628,080	(658,174)

Net increase (decrease) in net assets from operations	18,434,277	1,405,634	(513,435)

Contract owner transactions:
Variable annuity deposits	2,542,996	303,471	4,037,391
Terminations, withdrawals and annuity payments	(12,573,476)	(1,995,556)	(2,372,183)
Transfers between subaccounts, net	(1,455,447)	(134,586)	(1,076,831)
Maintenance charges and mortality adjustments	(22,124)	(4,687)	(5,231)

Increase (decrease) in net assets from contract transactions	(11,508,051)	(1,831,358)	583,146

Total increase (decrease) in net assets	6,926,226	(425,724)	69,711

Net assets as of December 31, 2021	$159,805,399	$25,766,312	$30,853,831

Investment income (loss):
Dividend distributions	489,210	59,753	749,502
Investment Expenses:
Mortality and expense risk and administrative charges	(1,577,684)	(234,066)	(306,821)

Net investment income (loss)	(1,088,474)	(174,313)	442,681

Increase (decrease) in net assets from operations:
Capital gain distributions	35,431,969	6,251,246	59,161
Realized capital gain (loss) on investments	363,649	229,018	(152,236)
Change in unrealized appreciation (depreciation)	(81,807,391)	(13,309,058)	(5,423,598)

Net gain (loss) on investments	(46,011,773)	(6,828,794)	(5,516,673)

Net increase (decrease) in net assets from operations	(47,100,247)	(7,003,107)	(5,073,992)

Contract owner transactions:
Variable annuity deposits	2,887,423	262,063	3,590,138
Terminations, withdrawals and annuity payments	(8,857,165)	(1,575,137)	(2,527,629)
Transfers between subaccounts, net	12,248,341	(448,287)	(4,336,886)
Maintenance charges and mortality adjustments	29,893	(1,838)	28,840

Increase (decrease) in net assets from contract transactions	6,308,492	(1,763,199)	(3,245,537)

Total increase (decrease) in net assets	(40,791,755)	(8,766,306)	(8,319,529)

Net assets as of December 31, 2022	$119,013,644	$17,000,006	$22,534,302

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim VIF World Equity Income	Invesco V.I. American Value	Invesco V.I. Comstock
Net assets as of December 31, 2020	$95,731,361	$—	$6,161,525

Investment income (loss):
Dividend distributions	1,553,500	6,385	137,986
Investment Expenses:
Mortality and expense risk and administrative charges	(1,252,087)	(23,304)	(91,960)

Net investment income (loss)	301,413	(16,919)	46,026

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	5,108,659	(456)	289,529
Change in unrealized appreciation (depreciation)	13,394,961	151,806	1,635,106

Net gain (loss) on investments	18,503,620	151,350	1,924,635

Net increase (decrease) in net assets from operations	18,805,033	134,431	1,970,661

Contract owner transactions:
Variable annuity deposits	995,103	69,353	185,925
Terminations, withdrawals and annuity payments	(8,405,504)	(41,890)	(509,325)
Transfers between subaccounts, net	(1,458,169)	2,686,430	445,860
Maintenance charges and mortality adjustments	(15,996)	(340)	(1,092)

Increase (decrease) in net assets from contract transactions	(8,884,566)	2,713,553	121,368

Total increase (decrease) in net assets	9,920,467	2,847,984	2,092,029

Net assets as of December 31, 2021	$105,651,828	$2,847,984	$8,253,554

Investment income (loss):
Dividend distributions	2,018,909	12,266	121,672
Investment Expenses:
Mortality and expense risk and administrative charges	(1,119,993)	(31,633)	(106,226)

Net investment income (loss)	898,916	(19,367)	15,446

Increase (decrease) in net assets from operations:
Capital gain distributions	18,790,289	496,881	277,445
Realized capital gain (loss) on investments	3,505,506	(21,660)	220,806
Change in unrealized appreciation (depreciation)	(33,818,649)	(573,024)	(642,223)

Net gain (loss) on investments	(11,522,854)	(97,803)	(143,972)

Net increase (decrease) in net assets from operations	(10,623,938)	(117,170)	(128,526)

Contract owner transactions:
Variable annuity deposits	1,098,729	47,607	398,654
Terminations, withdrawals and annuity payments	(8,244,708)	(214,321)	(1,100,143)
Transfers between subaccounts, net	(1,041,538)	3,012	1,541,234
Maintenance charges and mortality adjustments	56,973	(509)	(1,115)

Increase (decrease) in net assets from contract transactions	(8,130,544)	(164,211)	838,630

Total increase (decrease) in net assets	(18,754,482)	(281,381)	710,104

Net assets as of December 31, 2022	$86,897,346	$2,566,603	$8,963,658

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Invesco V.I. Discovery Mid Cap Growth	Invesco V.I. Equity and Income	Invesco V.I. EVQ International Equity Fund(a)
Net assets as of December 31, 2020	$6,235,808	$14,592,674	$15,264,504

Investment income (loss):
Dividend distributions	—	267,751	159,452
Investment Expenses:
Mortality and expense risk and administrative charges	(78,425)	(192,583)	(185,606)

Net investment income (loss)	(78,425)	75,168	(26,154)

Increase (decrease) in net assets from operations:
Capital gain distributions	754,142	159,821	1,027,289
Realized capital gain (loss) on investments	497,902	248,476	545,790
Change in unrealized appreciation (depreciation)	(149,008)	1,945,055	(880,095)

Net gain (loss) on investments	1,103,036	2,353,352	692,984

Net increase (decrease) in net assets from operations	1,024,611	2,428,520	666,830

Contract owner transactions:
Variable annuity deposits	126,584	734,700	506,644
Terminations, withdrawals and annuity payments	(852,804)	(1,050,794)	(1,564,171)
Transfers between subaccounts, net	9,509	25,998	(166,688)
Maintenance charges and mortality adjustments	(964)	(2,125)	(3,927)

Increase (decrease) in net assets from contract transactions	(717,675)	(292,221)	(1,228,142)

Total increase (decrease) in net assets	306,936	2,136,299	(561,312)

Net assets as of December 31, 2021	$6,542,744	$16,728,973	$14,703,192

Investment income (loss):
Dividend distributions	—	217,301	169,240
Investment Expenses:
Mortality and expense risk and administrative charges	(58,737)	(183,995)	(142,472)

Net investment income (loss)	(58,737)	33,306	26,768

Increase (decrease) in net assets from operations:
Capital gain distributions	1,514,779	2,005,124	1,323,858
Realized capital gain (loss) on investments	(81,054)	136,964	(24,128)
Change in unrealized appreciation (depreciation)	(3,447,578)	(3,649,232)	(4,132,813)

Net gain (loss) on investments	(2,013,853)	(1,507,144)	(2,833,083)

Net increase (decrease) in net assets from operations	(2,072,590)	(1,473,838)	(2,806,315)

Contract owner transactions:
Variable annuity deposits	373,899	325,999	365,491
Terminations, withdrawals and annuity payments	(421,110)	(1,082,425)	(985,872)
Transfers between subaccounts, net	(64,332)	(253,147)	(86,809)
Maintenance charges and mortality adjustments	(1,099)	(2,405)	(2,958)

Increase (decrease) in net assets from contract transactions	(112,642)	(1,011,978)	(710,148)

Total increase (decrease) in net assets	(2,185,232)	(2,485,816)	(3,516,463)

Net assets as of December 31, 2022	$4,357,512	$14,243,157	$11,186,729

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Invesco V.I. Global Real Estate	Invesco V.I. Government Money Market	Invesco V.I. Government Securities
Net assets as of December 31, 2020	$5,233,046	$10,065,108	$3,870,103

Investment income (loss):
Dividend distributions	149,917	644	83,195
Investment Expenses:
Mortality and expense risk and administrative charges	(67,776)	(110,441)	(45,157)

Net investment income (loss)	82,141	(109,797)	38,038

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	15,961	—	1,538
Change in unrealized appreciation (depreciation)	1,102,265	—	(178,185)

Net gain (loss) on investments	1,118,226	—	(176,647)

Net increase (decrease) in net assets from operations	1,200,367	(109,797)	(138,609)

Contract owner transactions:
Variable annuity deposits	243,347	228,927	96,808
Terminations, withdrawals and annuity payments	(562,620)	(1,320,546)	(548,169)
Transfers between subaccounts, net	(164,004)	15,230	235,718
Maintenance charges and mortality adjustments	(1,089)	(4,520)	(723)

Increase (decrease) in net assets from contract transactions	(484,366)	(1,080,909)	(216,366)

Total increase (decrease) in net assets	716,001	(1,190,706)	(354,975)

Net assets as of December 31, 2021	$5,949,047	$8,874,402	$3,515,128

Investment income (loss):
Dividend distributions	140,625	110,902	42,633
Investment Expenses:
Mortality and expense risk and administrative charges	(58,799)	(110,375)	(34,729)

Net investment income (loss)	81,826	527	7,904

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(33,133)	—	(108,893)
Change in unrealized appreciation (depreciation)	(1,568,007)	—	(270,045)

Net gain (loss) on investments	(1,601,140)	—	(378,938)

Net increase (decrease) in net assets from operations	(1,519,314)	527	(371,034)

Contract owner transactions:
Variable annuity deposits	157,838	313,126	248,149
Terminations, withdrawals and annuity payments	(380,802)	(1,318,369)	(647,166)
Transfers between subaccounts, net	46,292	1,395,228	(308,346)
Maintenance charges and mortality adjustments	3,504	4,748	9,983

Increase (decrease) in net assets from contract transactions	(173,168)	394,733	(697,380)

Total increase (decrease) in net assets	(1,692,482)	395,260	(1,068,414)

Net assets as of December 31, 2022	$4,256,565	$9,269,662	$2,446,714

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Invesco V.I. Health Care	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Main Street Small Cap Fund®
Net assets as of December 31, 2020	$8,664,986	$3,493,263	$7,321,674

Investment income (loss):
Dividend distributions	17,555	11,143	15,338
Investment Expenses:
Mortality and expense risk and administrative charges	(104,785)	(48,473)	(102,122)

Net investment income (loss)	(87,230)	(37,330)	(86,784)

Increase (decrease) in net assets from operations:
Capital gain distributions	913,137	—	536,308
Realized capital gain (loss) on investments	259,464	(11,131)	337,104
Change in unrealized appreciation (depreciation)	(200,140)	799,867	714,799

Net gain (loss) on investments	972,461	788,736	1,588,211

Net increase (decrease) in net assets from operations	885,231	751,406	1,501,427

Contract owner transactions:
Variable annuity deposits	281,780	259,187	175,769
Terminations, withdrawals and annuity payments	(844,225)	(470,554)	(589,926)
Transfers between subaccounts, net	(105,097)	456,366	207,099
Maintenance charges and mortality adjustments	(2,100)	(552)	(1,314)

Increase (decrease) in net assets from contract transactions	(669,642)	244,447	(208,372)

Total increase (decrease) in net assets	215,589	995,853	1,293,055

Net assets as of December 31, 2021	$8,880,575	$4,489,116	$8,614,729

Investment income (loss):
Dividend distributions	—	2,716	17,595
Investment Expenses:
Mortality and expense risk and administrative charges	(87,606)	(45,633)	(84,149)

Net investment income (loss)	(87,606)	(42,917)	(66,554)

Increase (decrease) in net assets from operations:
Capital gain distributions	996,825	829,379	824,419
Realized capital gain (loss) on investments	(10,171)	(33,812)	140,256
Change in unrealized appreciation (depreciation)	(2,171,962)	(1,431,031)	(2,281,859)

Net gain (loss) on investments	(1,185,308)	(635,464)	(1,317,184)

Net increase (decrease) in net assets from operations	(1,272,914)	(678,381)	(1,383,738)

Contract owner transactions:
Variable annuity deposits	164,832	125,065	223,177
Terminations, withdrawals and annuity payments	(503,709)	(210,125)	(823,695)
Transfers between subaccounts, net	(187,517)	(83,324)	(299,744)
Maintenance charges and mortality adjustments	406	(664)	3,079

Increase (decrease) in net assets from contract transactions	(525,988)	(169,048)	(897,183)

Total increase (decrease) in net assets	(1,798,902)	(847,429)	(2,280,921)

Net assets as of December 31, 2022	$7,081,673	$3,641,687	$6,333,808

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	MFS® VIT II Research International	MFS® VIT Total Return	MFS® VIT Utilities
Net assets as of December 31, 2020	$25,359,960	$13,041,988	$10,370,184

Investment income (loss):
Dividend distributions	183,806	216,505	162,489
Investment Expenses:
Mortality and expense risk and administrative charges	(328,065)	(163,223)	(127,347)

Net investment income (loss)	(144,259)	53,282	35,142

Increase (decrease) in net assets from operations:
Capital gain distributions	1,322,332	656,677	366,243
Realized capital gain (loss) on investments	366,047	294,014	271,513
Change in unrealized appreciation (depreciation)	984,881	575,573	572,808

Net gain (loss) on investments	2,673,260	1,526,264	1,210,564

Net increase (decrease) in net assets from operations	2,529,001	1,579,546	1,245,706

Contract owner transactions:
Variable annuity deposits	1,525,409	515,314	564,955
Terminations, withdrawals and annuity payments	(1,441,467)	(1,421,819)	(991,812)
Transfers between subaccounts, net	498,315	(83,883)	(187,335)
Maintenance charges and mortality adjustments	(3,296)	(3,468)	(2,239)

Increase (decrease) in net assets from contract transactions	578,961	(993,856)	(616,431)

Total increase (decrease) in net assets	3,107,962	585,690	629,275

Net assets as of December 31, 2021	$28,467,922	$13,627,678	$10,999,459

Investment income (loss):
Dividend distributions	405,922	157,336	230,969
Investment Expenses:
Mortality and expense risk and administrative charges	(295,689)	(135,084)	(125,908)

Net investment income (loss)	110,233	22,252	105,061

Increase (decrease) in net assets from operations:
Capital gain distributions	568,247	935,709	406,097
Realized capital gain (loss) on investments	(17,873)	154,321	213,967
Change in unrealized appreciation (depreciation)	(6,099,747)	(2,583,239)	(830,716)

Net gain (loss) on investments	(5,549,373)	(1,493,209)	(210,652)

Net increase (decrease) in net assets from operations	(5,439,140)	(1,470,957)	(105,591)

Contract owner transactions:
Variable annuity deposits	1,788,483	382,068	258,563
Terminations, withdrawals and annuity payments	(1,004,344)	(1,376,266)	(762,064)
Transfers between subaccounts, net	786,759	(1,157,587)	(48,042)
Maintenance charges and mortality adjustments	(6,127)	2,063	1,402

Increase (decrease) in net assets from contract transactions	1,564,771	(2,149,722)	(550,141)

Total increase (decrease) in net assets	(3,874,369)	(3,620,679)	(655,732)

Net assets as of December 31, 2022	$24,593,553	$10,006,999	$10,343,727

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Neuberger Berman AMT Sustainable Equity	PIMCO VIT All Asset	PIMCO VIT CommodityRealReturn Strategy
Net assets as of December 31, 2020	$45,666,861	$3,728,566	$1,041,812

Investment income (loss):
Dividend distributions	85,400	451,292	76,446
Investment Expenses:
Mortality and expense risk and administrative charges	(590,452)	(48,924)	(21,323)

Net investment income (loss)	(505,052)	402,368	55,123

Increase (decrease) in net assets from operations:
Capital gain distributions	938,165	—	—
Realized capital gain (loss) on investments	2,597,764	33,698	(30,789)
Change in unrealized appreciation (depreciation)	6,496,222	110,751	370,222

Net gain (loss) on investments	10,032,151	144,449	339,433

Net increase (decrease) in net assets from operations	9,527,099	546,817	394,556

Contract owner transactions:
Variable annuity deposits	598,242	111,901	148,044
Terminations, withdrawals and annuity payments	(4,499,487)	(334,820)	(136,155)
Transfers between subaccounts, net	(374,077)	44,493	1,222,674
Maintenance charges and mortality adjustments	(8,999)	(1,129)	(429)

Increase (decrease) in net assets from contract transactions	(4,284,321)	(179,555)	1,234,134

Total increase (decrease) in net assets	5,242,778	367,262	1,628,690

Net assets as of December 31, 2021	$50,909,639	$4,095,828	$2,670,502

Investment income (loss):
Dividend distributions	50,484	263,598	672,640
Investment Expenses:
Mortality and expense risk and administrative charges	(506,063)	(41,432)	(36,988)

Net investment income (loss)	(455,579)	222,166	635,652

Increase (decrease) in net assets from operations:
Capital gain distributions	3,855,245	280,452	—
Realized capital gain (loss) on investments	1,736,554	(71,428)	14,954
Change in unrealized appreciation (depreciation)	(14,953,527)	(935,571)	(431,173)

Net gain (loss) on investments	(9,361,728)	(726,547)	(416,219)

Net increase (decrease) in net assets from operations	(9,817,307)	(504,381)	219,433

Contract owner transactions:
Variable annuity deposits	308,657	133,237	191,688
Terminations, withdrawals and annuity payments	(3,191,527)	(581,356)	(177,748)
Transfers between subaccounts, net	(566,406)	(78,201)	(165,710)
Maintenance charges and mortality adjustments	18,588	9,144	141

Increase (decrease) in net assets from contract transactions	(3,430,688)	(517,176)	(151,629)

Total increase (decrease) in net assets	(13,247,995)	(1,021,557)	67,804

Net assets as of December 31, 2022	$37,661,644	$3,074,271	$2,738,306

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO VIT Low Duration	PIMCO VIT Real Return
Net assets as of December 31, 2020	$4,394,053	$15,107,558	$12,519,142

Investment income (loss):
Dividend distributions	59,317	87,404	599,034
Investment Expenses:
Mortality and expense risk and administrative charges	(45,877)	(196,824)	(147,139)

Net investment income (loss)	13,440	(109,420)	451,895

Increase (decrease) in net assets from operations:
Capital gain distributions	32,492	—	—
Realized capital gain (loss) on investments	20,028	4,561	122,720
Change in unrealized appreciation (depreciation)	(192,306)	(258,466)	(62,012)

Net gain (loss) on investments	(139,786)	(253,905)	60,708

Net increase (decrease) in net assets from operations	(126,346)	(363,325)	512,603

Contract owner transactions:
Variable annuity deposits	145,157	591,375	413,867
Terminations, withdrawals and annuity payments	(310,541)	(965,390)	(1,408,321)
Transfers between subaccounts, net	(538,106)	14,661,311	32,958
Maintenance charges and mortality adjustments	(1,009)	(1,620)	(2,092)

Increase (decrease) in net assets from contract transactions	(704,499)	14,285,676	(963,588)

Total increase (decrease) in net assets	(830,845)	13,922,351	(450,985)

Net assets as of December 31, 2021	$3,563,208	$29,029,909	$12,068,157

Investment income (loss):
Dividend distributions	48,537	82,841	783,117
Investment Expenses:
Mortality and expense risk and administrative charges	(39,467)	(74,361)	(135,590)

Net investment income (loss)	9,070	8,480	647,527

Increase (decrease) in net assets from operations:
Capital gain distributions	1,253	—	—
Realized capital gain (loss) on investments	(66,017)	(415,378)	(47,425)
Change in unrealized appreciation (depreciation)	(344,019)	(141,331)	(2,178,203)

Net gain (loss) on investments	(408,783)	(556,709)	(2,225,628)

Net increase (decrease) in net assets from operations	(399,713)	(548,229)	(1,578,101)

Contract owner transactions:
Variable annuity deposits	90,166	154,790	229,721
Terminations, withdrawals and annuity payments	(298,175)	(814,324)	(936,710)
Transfers between subaccounts, net	(38,158)	(23,957,260)	872,717
Maintenance charges and mortality adjustments	11,253	4,135	1,211

Increase (decrease) in net assets from contract transactions	(234,914)	(24,612,659)	166,939

Total increase (decrease) in net assets	(634,627)	(25,160,888)	(1,411,162)

Net assets as of December 31, 2022	$2,928,581	$3,869,021	$10,656,995

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

Royce Micro-Cap
Net assets as of December 31, 2020	$2,304,165

Investment income (loss):
Dividend distributions	—
Investment Expenses:
Mortality and expense risk and administrative charges	(36,824)

Net investment income (loss)	(36,824)

Increase (decrease) in net assets from operations:
Capital gain distributions	135,877
Realized capital gain (loss) on investments	293,465
Change in unrealized appreciation (depreciation)	281,982

Net gain (loss) on investments	711,324

Net increase (decrease) in net assets from operations	674,500

Contract owner transactions:
Variable annuity deposits	75,926
Terminations, withdrawals and annuity payments	(313,281)
Transfers between subaccounts, net	418,004
Maintenance charges and mortality adjustments	(614)

Increase (decrease) in net assets from contract transactions	180,035

Total increase (decrease) in net assets	854,535

Net assets as of December 31, 2021	$3,158,700

Investment income (loss):
Dividend distributions	—
Investment Expenses:
Mortality and expense risk and administrative charges	(28,122)

Net investment income (loss)	(28,122)

Increase (decrease) in net assets from operations:
Capital gain distributions	698,719
Realized capital gain (loss) on investments	(8,713)
Change in unrealized appreciation (depreciation)	(1,380,940)

Net gain (loss) on investments	(690,934)

Net increase (decrease) in net assets from operations	(719,056)

Contract owner transactions:
Variable annuity deposits	56,980
Terminations, withdrawals and annuity payments	(178,200)
Transfers between subaccounts, net	(175,487)
Maintenance charges and mortality adjustments	(551)

Increase (decrease) in net assets from contract transactions	(297,258)

Total increase (decrease) in net assets	(1,016,314)

Net assets as of December 31, 2022	$2,142,386

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Notes to Financial Statements

December 31, 2022

1. Organization and Significant Accounting Policies

Variflex Separate Account (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
American Century VP Ultra®	II	American Century Investment Management, Inc	—
American Century VP Value	II	American Century Investment Management, Inc	—
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
ClearBridge Variable Aggressive Growth	Class II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	Class I	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Guggenheim VIF All Cap Value	—	Security Investors, LLC	—
Guggenheim VIF Alpha Opportunity	—	Security Investors, LLC	—
Guggenheim VIF High Yield	—	Security Investors, LLC	—
Guggenheim VIF Large Cap Value	—	Security Investors, LLC	—
Guggenheim VIF Long Short Equity	—	Security Investors, LLC	—
Guggenheim VIF Managed Asset Allocation	—	Security Investors, LLC	—
Guggenheim VIF Small Cap Value	—	Security Investors, LLC	—
Guggenheim VIF SMid Cap Value	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Large Core	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Large Growth	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Mid Growth	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Small Growth	—	Security Investors, LLC	—
Guggenheim VIF Total Return Bond	—	Security Investors, LLC	—
Guggenheim VIF World Equity Income	—	Security Investors, LLC	—
Invesco V.I. American Value	Series II	Invesco Advisers, Inc	—
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	—
Invesco V.I. Discovery Mid Cap Growth	Series II	Invesco Advisers, Inc	—
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. EVQ International Equity Fund	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	—
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	—
Invesco V.I. Health Care	Series I	Invesco Advisers, Inc	—

Variflex Separate Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Invesco V.I. Main Street Mid Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc	—
MFS® VIT II Research International	Service	Massachusetts Financial Services Company	—
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	—
MFS® VIT Utilities	Service	Massachusetts Financial Services Company	—
Neuberger Berman AMT Sustainable Equity	S	Neuberger Berman Investment Advisers LLC	—
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	—
Royce Micro-Cap	Investment	Royce & Associates, LP	—

Forty subaccounts are currently offered by the Account, all of which had activity.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Variflex Separate Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

During the current year the following subaccount name change was made effective:
Date	New Name	Old Name
April 29, 2022	Invesco V.I. EVQ International Equity Fund	Invesco V.I. International Growth

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2022, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
American Century VP Ultra®	$21,096,512	$3,991,700
American Century VP Value	9,594,518	4,788,199
BNY Mellon IP Technology Growth	2,053,496	1,369,470
ClearBridge Variable Aggressive Growth	1,461,201	1,025,824
ClearBridge Variable Small Cap Growth	661,090	913,629
Guggenheim VIF All Cap Value	8,052,284	6,258,403
Guggenheim VIF Alpha Opportunity	31,044	162,699
Guggenheim VIF High Yield	2,932,419	2,402,561
Guggenheim VIF Large Cap Value	19,404,467	17,158,222
Guggenheim VIF Long Short Equity	125,955	125,193
Guggenheim VIF Managed Asset Allocation	2,677,215	2,366,860
Guggenheim VIF Small Cap Value	2,756,625	3,108,087
Guggenheim VIF SMid Cap Value	13,818,429	11,710,387
Guggenheim VIF StylePlus Large Core	50,204,670	17,960,392
Guggenheim VIF StylePlus Large Growth	7,597,294	2,792,265
Guggenheim VIF StylePlus Mid Growth	50,610,853	9,958,866
Guggenheim VIF StylePlus Small Growth	6,490,661	2,176,927
Guggenheim VIF Total Return Bond	5,009,803	7,753,498
Guggenheim VIF World Equity Income	21,442,200	9,883,539
Invesco V.I. American Value	930,002	616,699
Invesco V.I. Comstock	2,862,251	1,730,730
Invesco V.I. Discovery Mid Cap Growth	2,232,057	888,657
Invesco V.I. Equity and Income	2,698,907	1,672,455
Invesco V.I. EVQ International Equity Fund (a)	2,104,044	1,463,566
Invesco V.I. Global Real Estate	437,869	529,211
Invesco V.I. Government Money Market	5,165,805	4,770,545
Invesco V.I. Government Securities	372,010	1,061,487
Invesco V.I. Health Care	1,219,802	836,571
Invesco V.I. Main Street Mid Cap Fund®	1,059,568	442,154
Invesco V.I. Main Street Small Cap Fund®	1,229,726	1,369,045
MFS® VIT II Research International	3,594,590	1,351,339
MFS® VIT Total Return	1,482,029	2,673,790

(a)	Name change. See Note 1.

Variflex Separate Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
MFS® VIT Utilities	$1,227,133	$1,266,116
Neuberger Berman AMT Sustainable Equity	4,346,365	4,377,387
PIMCO VIT All Asset	742,078	756,637
PIMCO VIT CommodityRealReturn Strategy	2,029,388	1,545,365
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	526,946	751,538
PIMCO VIT Low Duration	860,334	25,464,513
PIMCO VIT Real Return	2,082,351	1,267,886
Royce Micro-Cap	749,801	376,462

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to SBL and not to the Account.

The annuity assets for December 31, 2022 by subaccount are as follows:

Subaccount	Annuity Assets
American Century VP Ultra®	$52,358
American Century VP Value	12,439
BNY Mellon IP Technology Growth	8,101
ClearBridge Variable Aggressive Growth	6,835
Guggenheim VIF All Cap Value	73,248
Guggenheim VIF High Yield	27,768
Guggenheim VIF Large Cap Value	1,739,852
Guggenheim VIF Managed Asset Allocation	94,335
Guggenheim VIF Small Cap Value	43,541
Guggenheim VIF SMid Cap Value	198,739
Guggenheim VIF StylePlus Large Core	1,025,637
Guggenheim VIF StylePlus Large Growth	46,257
Guggenheim VIF StylePlus Mid Growth	251,556
Guggenheim VIF StylePlus Small Growth	34,733
Guggenheim VIF Total Return Bond	116,808
Guggenheim VIF World Equity Income	308,358
Invesco V.I. Global Real Estate	13,268
Invesco V.I. Government Money Market	29,347

Variflex Separate Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets
Invesco V.I. Government Securities	$49,011
Invesco V.I. Health Care	2,769
Invesco V.I. Main Street Small Cap Fund®	18,672
MFS® VIT Total Return	7,306
MFS® VIT Utilities	11,030
Neuberger Berman AMT Sustainable Equity	167,721
PIMCO VIT All Asset	93,157
PIMCO VIT CommodityRealReturn Strategy	2,247
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	65,510
PIMCO VIT Low Duration	73,444
PIMCO VIT Real Return	22,414

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed NAVs. The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2022.

Variflex Separate Account

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.20% of the net asset value of each Variflex contract and 1.00% of the net asset value of each Variflex ES contract. These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Account Administrative Charge: SBL deducts an administrative fee of $30 per year for each Variflex contract and $15 per year for each Variflex ES contract, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 8% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first eight years of the contract.

Variflex Separate Account

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2022 and 2021, were as follows:

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Century VP Ultra®	314,885	(80,986)	233,899	88,460	(136,361)	(47,901)
American Century VP Value	129,710	(135,524)	(5,814)	129,274	(696,246)	(566,972)
BNY Mellon IP Technology Growth	21,969	(29,192)	(7,223)	33,584	(58,990)	(25,406)
ClearBridge Variable Aggressive Growth	21,066	(36,091)	(15,025)	40,777	(54,319)	(13,542)
ClearBridge Variable Small Cap Growth	14,330	(20,664)	(6,334)	28,778	(29,208)	(430)
Guggenheim VIF All Cap Value	10,728	(75,326)	(64,598)	16,078	(109,806)	(93,728)
Guggenheim VIF Alpha Opportunity	1,300	(6,851)	(5,551)	1,453	(9,598)	(8,145)
Guggenheim VIF High Yield	65,646	(63,987)	1,659	25,075	(60,839)	(35,764)
Guggenheim VIF Large Cap Value	9,939	(85,146)	(75,207)	16,067	(103,146)	(87,079)
Guggenheim VIF Long Short Equity	8,228	(7,486)	742	8,317	(12,563)	(4,246)
Guggenheim VIF Managed Asset Allocation	12,709	(51,856)	(39,147)	11,019	(57,171)	(46,152)
Guggenheim VIF Small Cap Value	17,527	(41,856)	(24,329)	31,215	(86,643)	(55,428)
Guggenheim VIF SMid Cap Value	12,576	(71,878)	(59,302)	8,445	(98,866)	(90,421)
Guggenheim VIF StylePlus Large Core	13,880	(93,501)	(79,621)	10,314	(94,755)	(84,441)
Guggenheim VIF StylePlus Large Growth	32,543	(82,005)	(49,462)	53,211	(111,878)	(58,667)
Guggenheim VIF StylePlus Mid Growth	112,743	(70,191)	42,552	16,034	(88,613)	(72,579)
Guggenheim VIF StylePlus Small Growth	5,954	(49,299)	(43,345)	12,087	(45,782)	(33,695)
Guggenheim VIF Total Return Bond	97,696	(173,148)	(75,452)	110,782	(99,004)	11,778
Guggenheim VIF World Equity Income	12,551	(139,200)	(126,649)	11,985	(147,432)	(135,447)
Invesco V.I. American Value	42,904	(59,419)	(16,515)	324,447	(53,540)	270,907
Invesco V.I. Comstock	85,048	(59,519)	25,529	71,111	(65,803)	5,308
Invesco V.I. Discovery Mid Cap Growth	26,905	(30,483)	(3,578)	22,065	(42,086)	(20,021)
Invesco V.I. Equity and Income	21,632	(62,660)	(41,028)	46,898	(59,279)	(12,381)
Invesco V.I. EVQ International Equity Fund (a)	36,554	(71,662)	(35,108)	46,014	(99,059)	(53,045)
Invesco V.I. Global Real Estate	13,962	(21,539)	(7,577)	15,024	(34,918)	(19,894)
Invesco V.I. Government Money Market	528,907	(488,433)	40,474	237,866	(348,570)	(110,704)

(a)	Name change. See Note 1.

Variflex Separate Account

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. Government Securities	31,183	(91,459)	(60,276)	48,704	(66,121)	(17,417)
Invesco V.I. Health Care	8,203	(24,122)	(15,919)	18,231	(37,307)	(19,076)
Invesco V.I. Main Street Mid Cap Fund®	9,557	(15,469)	(5,912)	30,734	(22,593)	8,141
Invesco V.I. Main Street Small Cap Fund®	11,326	(33,741)	(22,415)	26,765	(32,020)	(5,255)
MFS® VIT II Research International	164,776	(72,901)	91,875	132,176	(102,341)	29,835
MFS® VIT Total Return	20,550	(120,557)	(100,007)	28,875	(72,343)	(43,468)
MFS® VIT Utilities	17,583	(33,664)	(16,081)	27,235	(45,599)	(18,364)
Neuberger Berman AMT Sustainable Equity	12,020	(89,185)	(77,165)	12,626	(101,400)	(88,774)
PIMCO VIT All Asset	10,860	(36,202)	(25,342)	10,516	(18,844)	(8,328)
PIMCO VIT CommodityRealReturn Strategy	150,144	(165,482)	(15,338)	217,847	(50,135)	167,712
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	29,559	(44,387)	(14,828)	17,898	(56,817)	(38,919)
PIMCO VIT Low Duration	64,195	(1,986,658)	(1,922,463)	1,205,535	(104,389)	1,101,146
PIMCO VIT Real Return	82,940	(72,927)	10,013	48,740	(105,284)	(56,544)
Royce Micro-Cap	3,190	(16,725)	(13,535)	64,770	(57,325)	7,445

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2022, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Century VP Ultra®
2022	1,262,596	38.48	38.48	48,584,543	—	1.20	1.20	(33.28)	(33.28)
2021	1,028,697	57.67	57.67	59,320,632	—	1.20	1.20	21.54	21.54
2020	1,076,598	47.45	47.45	51,089,255	—	1.20	1.20	47.73	47.73
2019	1,303,404	32.12	32.12	41,860,764	—	1.20	1.20	32.84	32.84
2018	1,746,003	24.18	24.18	42,212,088	0.14	1.20	1.20	(0.62)	(0.62)
American Century VP Value
2022	1,846,590	31.74	31.74	58,607,187	0.02	1.20	1.20	(0.87)	(0.87)
2021	1,852,404	32.02	32.02	59,320,174	0.02	1.20	1.20	22.78	22.78
2020	2,419,376	26.08	26.08	63,097,202	0.03	1.20	1.20	(0.38)	(0.38)
2019	1,113,518	26.18	26.18	29,151,576	2.17	1.20	1.20	25.38	25.38
2018	1,540,754	20.88	20.88	32,165,017	1.55	1.20	1.20	(10.35)	(10.35)
BNY Mellon IP Technology Growth
2022	222,315	35.40	35.40	7,866,997	—	1.20	1.20	(47.16)	(47.16)
2021	229,538	67.00	67.00	15,372,420	—	1.20	1.20	11.30	11.30
2020	254,944	60.20	60.20	15,342,213	0.00	1.20	1.20	67.55	67.55
2019	227,720	35.93	35.93	8,179,141	—	1.20	1.20	23.98	23.98
2018	268,867	28.98	28.98	7,787,977	—	1.20	1.20	(2.46)	(2.46)

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
ClearBridge Variable Aggressive Growth
2022	263,620	24.35	24.35	6,412,769	—	1.20	1.20	(27.46)	(27.46)
2021	278,645	33.57	33.57	9,345,552	0.00	1.20	1.20	8.71	8.71
2020	292,187	30.88	30.88	9,013,975	0.01	1.20	1.20	16.31	16.31
2019	344,636	26.55	26.55	9,141,723	0.72	1.20	1.20	23.26	23.26
2018	412,854	21.54	21.54	8,886,542	0.32	1.20	1.20	(9.65)	(9.65)
ClearBridge Variable Small Cap Growth
2022	165,082	38.22	38.22	6,308,692	—	1.20	1.20	(29.69)	(29.69)
2021	171,416	54.36	54.36	9,318,180	—	1.20	1.20	11.26	11.26
2020	171,846	48.86	48.86	8,396,269	—	1.20	1.20	41.54	41.54
2019	186,503	34.52	34.52	6,437,856	—	1.20	1.20	25.34	25.34
2018	189,670	27.54	27.54	5,223,073	—	1.20	1.20	2.19	2.19
Guggenheim VIF All Cap Value
2022	814,680	75.01	79.23	61,072,603	0.01	1.00	1.20	(2.36)	(2.16)
2021	879,278	76.82	80.98	67,510,910	0.02	1.00	1.20	25.42	25.69
2020	973,006	61.25	64.43	59,565,311	0.02	1.00	1.20	0.64	0.85
2019	1,083,450	60.85	63.89	65,901,101	1.51	1.00	1.20	22.25	22.51
2018	1,192,816	49.77	52.15	59,349,777	1.12	1.00	1.20	(11.71)	(11.52)
Guggenheim VIF Alpha Opportunity
2022	64,978	21.23	21.23	1,373,803	0.00	1.20	1.20	(9.62)	(9.62)
2021	70,529	23.49	23.49	1,650,499	0.01	1.20	1.20	12.45	12.45
2020	78,674	20.89	20.89	1,638,039	0.01	1.20	1.20	(0.95)	(0.95)
2019	103,866	21.09	21.09	2,183,785	0.16	1.20	1.20	(3.61)	(3.61)
2018	130,711	21.88	21.88	2,853,336	—	1.20	1.20	(12.65)	(12.65)
Guggenheim VIF High Yield
2022	261,225	35.13	35.13	9,162,906	0.06	1.20	1.20	(10.77)	(10.77)
2021	259,566	39.37	39.37	10,204,467	0.05	1.20	1.20	4.13	4.13
2020	295,330	37.81	39.72	11,150,819	0.07	1.00	1.20	3.39	3.60
2019	329,113	36.57	38.34	12,020,906	8.05	1.00	1.20	10.38	10.59
2018	357,323	33.13	34.67	11,826,269	7.19	1.00	1.20	(5.29)	(5.09)

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Large Cap Value
2022	929,737	60.30	178.89	166,295,141	0.01	1.00	1.20	(2.50)	(2.30)
2021	1,004,944	61.72	183.64	184,371,115	0.02	1.00	1.20	25.51	25.75
2020	1,092,023	49.08	146.32	159,638,255	0.02	1.00	1.20	0.98	1.20
2019	1,204,882	48.50	144.90	174,439,718	1.78	1.00	1.20	20.35	20.59
2018	1,336,679	40.22	120.39	160,802,608	1.37	1.00	1.20	(10.62)	(10.42)
Guggenheim VIF Long Short Equity
2022	109,177	15.19	15.19	1,660,369	0.00	1.20	1.20	(15.42)	(15.42)
2021	108,435	17.96	17.96	1,949,563	0.01	1.20	1.20	22.34	22.34
2020	112,681	14.68	14.68	1,656,240	0.01	1.20	1.20	3.67	3.67
2019	134,688	14.16	14.16	1,909,354	0.59	1.20	1.20	4.27	4.27
2018	157,970	13.58	13.58	2,147,387	—	1.20	1.20	(14.00)	(14.00)
Guggenheim VIF Managed Asset Allocation
2022	491,474	40.19	42.45	19,749,361	0.01	1.00	1.20	(17.58)	(17.41)
2021	530,621	48.76	51.40	25,868,223	0.01	1.00	1.20	11.12	11.35
2020	576,773	43.88	46.16	25,305,355	0.01	1.00	1.20	11.23	11.44
2019	641,157	39.45	41.42	25,289,210	1.68	1.00	1.20	18.68	18.92
2018	692,967	33.24	34.83	23,033,276	1.42	1.00	1.20	(6.86)	(6.67)
Guggenheim VIF Small Cap Value
2022	415,104	68.42	71.63	28,407,399	0.01	1.00	1.20	(4.89)	(4.70)
2021	439,433	71.94	75.16	31,618,056	0.01	1.00	1.20	24.66	24.91
2020	494,861	57.71	60.17	28,560,360	0.01	1.00	1.20	(2.15)	(1.96)
2019	546,668	58.98	61.37	32,246,001	0.81	1.00	1.20	21.11	21.36
2018	608,134	48.70	50.57	29,619,371	0.32	1.00	1.20	(13.71)	(13.56)
Guggenheim VIF SMid Cap Value
2022	668,436	150.41	158.42	100,487,547	0.01	1.00	1.20	(3.04)	(2.84)
2021	727,738	155.12	163.05	112,831,636	0.02	1.00	1.20	22.27	22.51
2020	818,159	126.87	133.09	103,758,472	0.01	1.00	1.20	3.05	3.26
2019	940,803	123.12	128.89	115,787,686	0.92	1.00	1.20	25.19	25.43
2018	1,035,575	98.35	102.76	101,817,730	0.61	1.00	1.20	(14.03)	(13.85)

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF StylePlus Large Core
2022	1,011,032	58.76	158.83	160,580,290	0.01	1.00	1.20	(21.62)	(21.46)
2021	1,090,653	74.82	202.72	221,015,514	0.01	1.00	1.20	26.94	27.20
2020	1,175,094	58.82	159.70	187,593,745	0.02	1.00	1.20	17.36	17.59
2019	1,279,949	50.02	136.08	174,118,630	2.15	1.00	1.20	28.40	28.65
2018	1,413,902	38.88	105.98	149,794,031	1.58	1.00	1.20	(7.69)	(7.49)
Guggenheim VIF StylePlus Large Growth
2022	848,134	27.53	28.88	23,301,753	0.00	1.00	1.20	(31.52)	(31.39)
2021	897,596	40.20	42.09	36,016,613	0.01	1.00	1.20	26.26	26.51
2020	956,263	31.84	33.27	30,397,930	0.01	1.00	1.20	36.18	36.52
2019	1,007,740	23.38	24.37	23,518,934	2.04	1.00	1.20	32.31	32.59
2018	1,046,321	17.67	18.38	18,456,578	1.39	1.00	1.20	(4.80)	(4.62)
Guggenheim VIF StylePlus Mid Growth
2022	1,016,557	95.26	117.06	119,013,644	0.00	1.00	1.20	(28.64)	(28.50)
2021	974,005	133.23	164.12	159,805,399	0.01	1.00	1.20	12.32	12.55
2020	1,046,584	118.37	146.11	152,879,173	0.01	1.00	1.20	30.51	30.78
2019	1,122,672	90.51	111.95	125,647,915	0.85	1.00	1.20	31.11	31.38
2018	1,287,021	68.89	85.38	109,865,085	1.34	1.00	1.20	(8.22)	(8.04)
Guggenheim VIF StylePlus Small Growth
2022	437,934	38.82	40.85	17,000,006	0.00	1.00	1.20	(27.49)	(27.34)
2021	481,279	53.54	56.22	25,766,312	0.00	1.00	1.20	5.27	5.46
2020	514,974	50.86	53.31	26,192,036	0.01	1.00	1.20	30.24	30.50
2019	565,749	39.05	40.85	22,093,125	0.65	1.00	1.20	24.17	24.43
2018	624,269	31.45	32.83	19,632,700	1.05	1.00	1.20	(11.38)	(11.20)
Guggenheim VIF Total Return Bond
2022	561,826	22.18	40.13	22,534,302	0.03	1.00	1.20	(17.16)	(16.99)
2021	637,278	26.72	48.44	30,853,831	0.02	1.00	1.20	(1.63)	(1.40)
2020	625,500	27.10	49.24	30,784,120	0.02	1.00	1.20	12.83	13.06
2019	628,557	23.97	43.64	27,415,253	2.70	1.00	1.20	3.22	3.45
2018	681,602	23.17	42.27	28,798,889	4.12	1.00	1.20	(0.09)	0.09

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF World Equity Income
2022	1,380,024	60.78	62.93	86,897,346	0.02	1.00	1.20	(10.22)	(10.04)
2021	1,506,673	67.56	70.09	105,651,828	0.02	1.00	1.20	20.28	20.54
2020	1,642,120	56.05	58.27	95,731,361	0.03	1.00	1.20	5.37	5.58
2019	1,803,770	53.09	55.30	99,792,053	2.79	1.00	1.20	19.93	20.19
2018	2,001,589	44.17	46.11	92,319,109	2.89	1.00	1.20	(9.27)	(9.10)
Invesco V.I. American Value
2022	254,392	10.09	10.09	2,566,603	0.00	1.20	1.20	(4.00)	(4.00)
2021	270,907	10.51	10.51	2,847,984	0.00	1.20	1.20	(0.02)	—
Invesco V.I. Comstock
2022	309,318	28.99	28.99	8,963,658	0.01	1.20	1.20	(0.34)	(0.34)
2021	283,789	29.09	29.09	8,253,554	0.02	1.20	1.20	31.45	31.45
2020	278,481	22.13	22.13	6,161,525	0.02	1.20	1.20	(2.30)	(2.30)
2019	379,478	22.65	22.65	8,592,442	1.74	1.20	1.20	23.43	23.43
2018	389,500	18.35	18.35	7,144,653	1.53	1.20	1.20	(13.40)	(13.40)
Invesco V.I. Discovery Mid Cap Growth
2022	165,209	26.38	26.38	4,357,512	—	1.20	1.20	(31.94)	(31.94)
2021	168,787	38.76	38.76	6,542,744	—	1.20	1.20	17.35	17.35
2020	188,808	33.03	33.03	6,235,808	—	1.20	1.20	38.26	38.26
2019	194,712	23.89	23.89	4,647,032	—	1.20	1.20	32.43	32.43
2018	230,131	18.04	18.04	4,148,930	—	1.20	1.20	(7.01)	(7.01)
Invesco V.I. Equity and Income
2022	578,357	24.63	24.63	14,243,157	0.01	1.20	1.20	(8.81)	(8.81)
2021	619,385	27.01	27.01	16,728,973	0.02	1.20	1.20	16.93	16.93
2020	631,766	23.10	23.10	14,592,674	0.02	1.20	1.20	8.35	8.35
2019	694,957	21.32	21.32	14,817,440	2.43	1.20	1.20	18.58	18.58
2018	712,152	17.98	17.98	12,805,989	1.96	1.20	1.20	(10.81)	(10.81)

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. EVQ International Equity Fund (a)
2022	602,333	18.57	18.57	11,186,729	0.01	1.20	1.20	(19.51)	(19.51)
2021	637,441	23.07	23.07	14,703,192	0.01	1.20	1.20	4.34	4.34
2020	690,486	22.11	22.11	15,264,504	0.02	1.20	1.20	12.40	12.40
2019	782,614	19.67	19.67	15,395,954	1.30	1.20	1.20	26.66	26.66
2018	854,580	15.53	15.53	13,269,030	1.70	1.20	1.20	(16.19)	(16.19)
Invesco V.I. Global Real Estate
2022	207,444	20.52	20.52	4,256,565	0.03	1.20	1.20	(25.84)	(25.84)
2021	215,021	27.67	27.67	5,949,047	0.03	1.20	1.20	24.19	24.19
2020	234,915	22.28	22.28	5,233,046	0.04	1.20	1.20	(13.37)	(13.37)
2019	256,901	25.72	25.72	6,606,242	4.71	1.20	1.20	21.55	21.55
2018	277,106	21.16	21.16	5,863,804	3.46	1.20	1.20	(7.31)	(7.31)
Invesco V.I. Government Money Market
2022	958,762	9.67	9.80	9,269,662	0.01	1.00	1.20	—	0.20
2021	918,288	9.67	9.78	8,874,402	0.00	1.00	1.20	(1.23)	(1.01)
2020	1,028,992	9.79	9.88	10,065,108	0.00	1.00	1.20	(0.91)	(0.80)
2019	655,103	9.88	9.96	6,471,790	1.52	1.00	1.20	0.41	0.71
2018	884,602	9.84	9.89	8,703,524	1.26	1.00	1.20	0.10	0.20
Invesco V.I. Government Securities
2022	223,927	10.94	10.94	2,446,714	0.01	1.20	1.20	(11.63)	(11.63)
2021	284,203	12.38	12.38	3,515,128	0.02	1.20	1.20	(3.58)	(3.58)
2020	301,620	12.84	12.84	3,870,103	0.02	1.20	1.20	4.73	4.73
2019	269,511	12.26	12.26	3,302,550	2.21	1.20	1.20	4.43	4.43
2018	313,420	11.74	11.74	3,676,208	1.81	1.20	1.20	(0.93)	(0.93)

(a)	Name change. See Note 1.

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Health Care
2022	215,176	32.92	32.92	7,081,673	—	1.20	1.20	(14.36)	(14.36)
2021	231,095	38.44	38.44	8,880,575	0.00	1.20	1.20	10.97	10.97
2020	250,171	34.64	34.64	8,664,986	0.00	1.20	1.20	13.05	13.05
2019	265,008	30.64	30.64	8,116,827	0.04	1.20	1.20	30.94	30.94
2018	279,829	23.40	23.40	6,546,930	—	1.20	1.20	(0.30)	(0.30)
Invesco V.I. Main Street Mid Cap Fund®
2022	141,298	25.81	25.81	3,641,687	0.00	1.20	1.20	(15.46)	(15.46)
2021	147,210	30.53	30.53	4,489,116	0.00	1.20	1.20	21.39	21.39
2020	139,069	25.15	25.15	3,493,263	0.00	1.20	1.20	7.62	7.62
2019	158,260	23.37	23.37	3,694,000	0.23	1.20	1.20	23.52	23.52
2018	177,615	18.92	18.92	3,356,323	0.10	1.20	1.20	(12.65)	(12.65)
Invesco V.I. Main Street Small Cap Fund®
2022	174,784	36.23	36.23	6,333,808	0.00	1.20	1.20	(17.06)	(17.06)
2021	197,199	43.68	43.68	8,614,729	0.00	1.20	1.20	20.80	20.80
2020	202,454	36.16	36.16	7,321,674	0.00	1.20	1.20	18.21	18.21
2019	239,518	30.59	30.59	7,328,260	—	1.20	1.20	24.60	24.60
2018	265,836	24.55	24.55	6,526,547	0.06	1.20	1.20	(11.63)	(11.63)
MFS® VIT II Research International
2022	1,533,791	16.04	16.04	24,593,553	0.02	1.20	1.20	(18.78)	(18.78)
2021	1,441,916	19.75	19.75	28,467,922	0.01	1.20	1.20	9.91	9.91
2020	1,412,081	17.97	17.97	25,359,960	0.02	1.20	1.20	11.41	11.41
2019	1,345,068	16.13	16.13	21,691,887	1.25	1.20	1.20	26.11	26.11
2018	1,341,791	12.79	12.79	17,155,013	1.01	1.20	1.20	(15.35)	(15.35)
MFS® VIT Total Return
2022	469,490	21.33	21.33	10,006,999	0.01	1.20	1.20	(10.90)	(10.90)
2021	569,497	23.94	23.94	13,627,678	0.02	1.20	1.20	12.45	12.45
2020	612,965	21.29	21.29	13,041,988	0.02	1.20	1.20	8.24	8.24
2019	662,033	19.67	19.67	13,018,559	2.17	1.20	1.20	18.64	18.64
2018	692,345	16.58	16.58	11,472,306	1.80	1.20	1.20	(7.01)	(7.01)

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT Utilities
2022	288,713	35.82	35.82	10,343,727	0.02	1.20	1.20	(0.72)	(0.72)
2021	304,794	36.08	36.08	10,999,459	0.02	1.20	1.20	12.43	12.43
2020	323,158	32.09	32.09	10,370,184	0.02	1.20	1.20	4.36	4.36
2019	368,382	30.75	30.75	11,328,032	3.88	1.20	1.20	23.30	23.30
2018	388,671	24.94	24.94	9,692,985	0.77	1.20	1.20	(0.40)	(0.40)
Neuberger Berman AMT Sustainable Equity
2022	893,294	42.19	43.64	37,661,644	0.00	1.00	1.20	(19.62)	(19.45)
2021	970,459	52.49	54.18	50,909,639	0.00	1.00	1.20	21.67	21.92
2020	1,059,233	43.14	44.44	45,666,861	0.00	1.00	1.20	17.87	18.10
2019	1,194,142	36.60	37.63	43,689,020	0.28	1.00	1.20	24.07	24.31
2018	1,363,988	29.50	30.27	40,223,850	0.21	1.00	1.20	(7.09)	(6.89)
PIMCO VIT All Asset
2022	158,200	19.46	19.46	3,074,271	0.07	1.20	1.20	(12.89)	(12.89)
2021	183,542	22.34	22.34	4,095,828	0.12	1.20	1.20	14.86	14.86
2020	191,870	19.45	19.45	3,728,566	0.05	1.20	1.20	6.69	6.69
2019	241,587	18.23	18.23	4,400,263	2.95	1.20	1.20	10.55	10.55
2018	282,852	16.49	16.49	4,660,724	3.10	1.20	1.20	(6.57)	(6.57)
PIMCO VIT CommodityRealReturn Strategy
2022	329,561	8.31	8.31	2,738,306	0.25	1.20	1.20	7.36	7.36
2021	344,899	7.74	7.74	2,670,502	0.04	1.20	1.20	31.63	31.63
2020	177,187	5.88	5.88	1,041,812	0.06	1.20	1.20	0.17	0.17
2019	198,102	5.87	5.87	1,163,131	4.66	1.20	1.20	10.13	10.13
2018	223,288	5.33	5.33	1,190,751	2.32	1.20	1.20	(15.13)	(15.13)
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
2022	185,302	15.81	15.81	2,928,581	0.02	1.20	1.20	(11.23)	(11.23)
2021	200,130	17.81	17.81	3,563,208	0.01	1.20	1.20	(3.10)	(3.10)
2020	239,049	18.38	18.38	4,394,053	0.06	1.20	1.20	4.25	4.25
2019	242,919	17.63	17.63	4,281,429	1.81	1.20	1.20	5.76	5.76
2018	255,243	16.67	16.67	4,255,129	1.32	1.20	1.20	0.85	0.85

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Low Duration
2022	322,344	12.05	12.05	3,869,021	0.01	1.20	1.20	(6.88)	(6.88)
2021	2,244,807	12.94	12.94	29,029,909	0.00	1.20	1.20	(2.12)	(2.12)
2020	1,143,661	13.22	13.22	15,107,558	0.01	1.20	1.20	1.77	1.77
2019	2,525,561	12.99	12.99	32,797,618	2.70	1.20	1.20	2.77	2.77
2018	398,656	12.64	12.64	5,031,834	1.73	1.20	1.20	(0.86)	(0.86)
PIMCO VIT Real Return
2022	698,283	15.27	15.27	10,656,995	0.07	1.20	1.20	(12.94)	(12.94)
2021	688,270	17.54	17.54	12,068,157	0.05	1.20	1.20	4.34	4.34
2020	744,814	16.81	16.81	12,519,142	0.01	1.20	1.20	10.37	10.37
2019	846,030	15.23	15.23	12,884,556	1.68	1.20	1.20	7.10	7.10
2018	960,052	14.22	14.22	13,647,673	2.45	1.20	1.20	(3.40)	(3.40)
Royce Micro-Cap
2022	104,330	20.56	20.56	2,142,386	—	1.20	1.20	(23.37)	(23.37)
2021	117,865	26.83	26.83	3,158,700	—	1.20	1.20	28.43	28.43
2020	110,420	20.89	20.89	2,304,165	—	1.20	1.20	22.31	22.31
2019	121,863	17.08	17.08	2,079,367	—	1.20	1.20	18.12	18.12
2018	133,486	14.46	14.46	1,928,531	—	1.20	1.20	(10.13)	(10.13)

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)

These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The disclosed range represents the lowest expense ratio to highest expense ratio, respectively. Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.